Quarterly Holdings Report
for
Fidelity® SAI Sustainable Low Duration Income Fund
May 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SLO-NPRT3-0723
1.9904918.101
Nonconvertible Bonds - 56.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 5.5697% 3/25/24 (b)(c)	25,000	25,000
0.9% 3/25/24	35,000	33,773
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.4157% 3/22/24 (b)(c)	50,000	49,960
0.75% 3/22/24	25,000	24,048
3.5% 11/1/24	22,000	21,468
		154,249
Media - 1.0%
Discovery Communications LLC 3.8% 3/13/24	25,000	24,682
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.668% 3/15/24 (b)(c)	25,000	25,092
3.428% 3/15/24	25,000	24,473
		74,247
TOTAL COMMUNICATION SERVICES		228,496
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.8%
American Honda Finance Corp. 2.15% 9/10/24	38,000	36,554
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 5.5807% 10/15/24 (b)(c)	25,000	24,808
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6246% 3/8/24 (b)(c)	50,000	49,785
1.2% 10/15/24	23,000	21,640
		132,787
Hotels, Restaurants & Leisure - 0.3%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.4798% 2/14/24 (b)(c)	25,000	25,001
Specialty Retail - 0.7%
AutoZone, Inc. 3.125% 7/15/23	25,000	24,918
The Home Depot, Inc. 3.75% 2/15/24	25,000	24,782
		49,700
TOTAL CONSUMER DISCRETIONARY		207,488
ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Enbridge, Inc. 2.15% 2/16/24	35,000	34,100
MPLX LP 4.875% 12/1/24	22,000	21,744
The Williams Companies, Inc. 4.55% 6/24/24	35,000	34,572
		90,416
FINANCIALS - 36.0%
Banks - 22.5%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.7346% 10/24/24 (b)(c)	100,000	99,665
2.456% 10/22/25 (b)	25,000	23,850
4.125% 1/22/24	80,000	79,218
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.4103% 1/10/25 (b)(c)	50,000	49,625
3.3% 2/5/24	50,000	49,193
5.2% 12/12/24	37,000	36,843
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3903% 7/31/24 (b)(c)	50,000	49,845
3.4% 2/11/24	88,000	86,477
5.25% 12/6/24	37,000	36,914
Canadian Imperial Bank of Commerce 3.1% 4/2/24	106,000	103,904
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	35,000	35,000
0.981% 5/1/25 (b)	100,000	95,392
4.14% 5/24/25 (b)	37,000	36,406
Fifth Third Bancorp 3.65% 1/25/24	25,000	24,491
JPMorgan Chase & Co.:
0.563% 2/16/25 (b)	96,000	92,515
3.22% 3/1/25 (b)	52,000	51,004
4.023% 12/5/24 (b)	25,000	24,778
PNC Financial Services Group, Inc.:
3.5% 1/23/24	25,000	24,653
5.671% 10/28/25 (b)	24,000	23,965
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2853% 10/7/24 (b)(c)	50,000	49,733
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.3703% 7/29/24 (b)(c)	50,000	49,852
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (b)(c)	50,000	49,997
2.55% 7/16/24	25,000	24,168
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.208% 3/4/24 (b)(c)	50,000	49,891
0.75% 6/12/23	50,000	49,931
2.35% 3/8/24	45,000	43,916
2.65% 6/12/24	35,000	33,975
Truist Bank 3.2% 4/1/24	24,000	23,457
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2677% 6/9/25 (b)(c)	25,000	24,103
U.S. Bancorp 2.4% 7/30/24	38,000	36,534
Wells Fargo & Co.:
1.654% 6/2/24 (b)	50,000	50,000
2.406% 10/30/25 (b)	21,000	20,064
3.75% 1/24/24	85,000	84,046
4.125% 8/15/23	35,000	34,802
		1,648,207
Capital Markets - 7.5%
Bank of New York Mellon Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1871% 10/25/24 (b)(c)	50,000	49,561
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.2781% 3/15/24 (b)(c)	75,000	75,406
1.757% 1/24/25 (b)	50,000	48,586
5.7% 11/1/24	36,000	36,086
Moody's Corp. 4.875% 2/15/24	35,000	34,774
Morgan Stanley:
0.79% 5/30/25 (b)	25,000	23,694
0.791% 1/22/25 (b)	150,000	145,143
3.62% 4/17/25 (b)	45,000	44,089
State Street Corp.:
3.7% 11/20/23	75,000	74,389
4.857% 1/26/26 (b)	22,000	21,859
		553,587
Consumer Finance - 4.0%
Ally Financial, Inc.:
1.45% 10/2/23	25,000	24,600
3.875% 5/21/24	25,000	24,194
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 5.2705% 11/3/23 (b)(c)	50,000	49,963
3% 10/30/24	38,000	36,741
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.4124% 5/9/25 (b)(c)	15,000	14,763
1.343% 12/6/24 (b)	25,000	24,239
3.9% 1/29/24	25,000	24,693
4.166% 5/9/25 (b)	24,000	23,360
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.2753% 1/11/24 (b)(c)	50,000	49,962
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.585% 12/29/23 (b)(c)	20,000	20,022
		292,537
Financial Services - 0.7%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.759% 5/24/24 (b)(c)(d)	25,000	24,712
Jackson Financial, Inc. 1.125% 11/22/23	25,000	24,488
		49,200
Insurance - 1.3%
American International Group, Inc. 4.125% 2/15/24	35,000	34,659
Equitable Financial Life Global Funding 0.8% 8/12/24 (d)	36,000	34,019
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	25,000	24,673
		93,351
TOTAL FINANCIALS		2,636,882
HEALTH CARE - 5.0%
Biotechnology - 1.1%
AbbVie, Inc.:
3.75% 11/14/23	35,000	34,727
3.85% 6/15/24	25,000	24,640
Amgen, Inc. 5.25% 3/2/25	20,000	20,056
		79,423
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. 3.45% 3/1/24	37,000	36,359
Health Care Providers & Services - 1.3%
Cigna Group:
0.613% 3/15/24	35,000	33,704
3.75% 7/15/23	25,000	24,934
CVS Health Corp. 2.625% 8/15/24	38,000	36,822
		95,460
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4934% 10/18/24 (b)(c)	30,000	30,031
Pharmaceuticals - 1.7%
AstraZeneca Finance LLC 0.7% 5/28/24	35,000	33,419
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	22,000	21,462
Bristol-Myers Squibb Co. 2.9% 7/26/24	35,000	34,173
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	35,000	34,689
		123,743
TOTAL HEALTH CARE		365,016
INDUSTRIALS - 1.0%
Machinery - 1.0%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.1441% 9/13/24 (b)(c)	75,000	74,869
INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 4% 7/15/24	22,000	21,656
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (b)(c)	50,000	49,613
Software - 1.3%
Oracle Corp. 2.95% 11/15/24	38,000	36,700
Roper Technologies, Inc.:
2.35% 9/15/24	25,000	24,034
3.65% 9/15/23	35,000	34,814
		95,548
TOTAL INFORMATION TECHNOLOGY		166,817
MATERIALS - 0.3%
Chemicals - 0.3%
The Mosaic Co. 4.25% 11/15/23	25,000	24,830
UTILITIES - 4.9%
Electric Utilities - 4.5%
Duke Energy Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (b)(c)	25,000	24,998
3.75% 4/15/24	25,000	24,601
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.3098% 8/15/23 (b)(c)	50,000	49,962
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.231% 6/28/24 (b)(c)	50,000	49,607
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4405% 11/3/23 (b)(c)	50,000	49,980
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.7683% 4/1/24 (b)(c)	75,000	74,777
Southern Co. 2.95% 7/1/23	25,000	24,924
Tampa Electric Co. 3.875% 7/12/24	7,000	6,888
Virginia Electric & Power Co. 3.45% 2/15/24	25,000	24,631
		330,368
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (b)(c)	25,000	24,931
TOTAL UTILITIES		355,299
TOTAL NONCONVERTIBLE BONDS (Cost $4,156,133)		4,150,113

U.S. Treasury Obligations - 36.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.58% to 5.1% 1/25/24 to 3/21/24	2,300,000	2,219,562
U.S. Treasury Notes 3% 6/30/24	500,000	488,691
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,715,239)		2,708,253

Asset-Backed Securities - 3.8%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	11,000	10,958
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.493% 12/26/24 (b)(c)	10,820	10,823
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	10,798	10,633
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	20,000	19,901
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	5,337	5,172
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 5/15/25 (b)(c)	3,240	3,240
Series 2022-3 Class A2A, 3.81% 9/15/25	8,868	8,783
Carmax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	10,000	9,958
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	13,000	12,892
Ford Credit Auto Lease Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.4723% 10/15/24 (b)(c)	3,416	3,416
Ford Credit Auto Owner Trust Series 2022-C Class A2A, 4.52% 4/15/25	8,088	8,048
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	7,000	6,967
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 5.4723% 2/15/25 (b)(c)	6,026	6,026
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	18,101	17,796
Series 2022-2 Class A2, 2.93% 10/21/24	5,049	5,002
Series 2023-A Class A2A, 5.27% 6/20/25	16,000	15,935
GM Financial Consumer Automobile Re Series 2023 2 Class A2A, 5.1% 5/18/26	17,000	16,920
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	7,000	6,971
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	16,785	16,601
Series 2022-4 Class A2A, 4.6% 11/17/25	8,427	8,378
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	10,290	10,188
Series 2022-C, Class A2A, 5.35% 11/17/25	18,000	17,936
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	9,000	8,961
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	20,000	19,932
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	14,000	13,936
World Omni Auto Receivables Trust Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 5.4423% 10/15/25 (b)(c)	7,025	7,023
TOTAL ASSET-BACKED SECURITIES (Cost $283,564)		282,396

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $436,611)	436,523	436,611

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $7,591,547)	7,577,373
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(245,330)
NET ASSETS - 100.0%	7,332,043

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,085 or 1.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	500,597	3,937,209	4,001,195	7,752	-	-	436,611	0.0%
Total	500,597	3,937,209	4,001,195	7,752	-	-	436,611

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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